Investments (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Investments
Total available-for-sale and trading short term investments, amortized cost	$ 290,042,000	$ 308,064,000
Total available-for-sale and trading short term investments, fair value	290,649,000	313,379,000
Estimated fair value of fixed rate securities designated as available-for-sale, classified by the contractual maturity date of the security
Due within one year	4,605,000
Due after one year through three years	37,111,000
Due after three years	58,768,000
Total fixed rate securities	100,484,000
Available-for-sale securities
Investments
Amortized Cost	224,314,000	279,556,000
Fair Value	224,076,000	282,829,000
Money market funds
Investments
Amortized Cost	88,430,000	126,537,000
Fair Value	88,430,000	126,537,000
Money market funds | Denominated in Canadian dollars
Investments
Fair Value	16,144,000	2,441,000
Money market funds | Denominated in Euros
Investments
Fair Value	11,715,000	6,437,000
Corporate bonds
Investments
Amortized Cost	69,591,000	67,275,000
Fair Value	70,258,000	69,214,000
U.S. Government agency securities
Investments
Amortized Cost	27,299,000	23,647,000
Fair Value	27,147,000	23,775,000
Emerging markets debt mutual fund
Investments
Amortized Cost	17,693,000	17,693,000
Fair Value	16,941,000	18,734,000
Asset backed debt securities
Investments
Amortized Cost	8,446,000	12,180,000
Fair Value	8,477,000	12,238,000
Collateralized mortgage obligations
Investments
Amortized Cost	7,597,000	15,059,000
Fair Value	7,600,000	15,162,000
U.S. Treasury securities
Investments
Amortized Cost	5,258,000	17,165,000
Fair Value	5,223,000	17,169,000
High yield trading debt securities
Investments
Amortized Cost	49,352,000	21,839,000
Fair Value	50,428,000	23,406,000
Money market funds held in trading accounts
Investments
Amortized Cost	11,033,000
Fair Value	11,033,000
Emerging markets trading debt mutual fund
Investments
Amortized Cost	3,202,000	3,046,000
Fair Value	2,858,000	3,237,000
Emerging markets trading debt securities
Investments
Amortized Cost	1,300,000	2,361,000
Fair Value	1,336,000	2,600,000
Other trading investments
Investments
Amortized Cost	841,000	1,262,000
Fair Value	$ 918,000	$ 1,307,000